Decommissioning and Other Provisions - Change in Decommissioning and Other Provision Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Balance	$ 729	$ 827
Liabilities incurred	5	24
Liabilities settled	(50)	(47)
Accretion	48	49
Disposals		(5)
Revisions in estimated cash flows	(89)	100
Revisions in discount rates	52	(225)
Reversals		(9)
Change in foreign exchange rates	(6)	15
Balance	689	729
Decommissioning and restoration
Reconciliation of changes in other provisions [abstract]
Balance	688	793
Liabilities incurred	1	1
Liabilities settled	(37)	(35)
Accretion	47	49
Disposals		(5)
Revisions in estimated cash flows	(89)	95
Revisions in discount rates	52	(225)
Reversals		0
Change in foreign exchange rates	(6)	15
Balance	656	688
Other provisions
Reconciliation of changes in other provisions [abstract]
Balance	41	34
Liabilities incurred	4	23
Liabilities settled	(13)	(12)
Accretion	1	0
Disposals		0
Revisions in estimated cash flows	0	5
Revisions in discount rates	0	0
Reversals		(9)
Change in foreign exchange rates	0	0
Balance	$ 33	$ 41